Investment Objectives and Goals - Themes Humanoid Robotics ETF	Aug. 15, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Themes Humanoid Robotics ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Themes Humanoid Robotics ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies which derive significant revenue from the design and development of humanoid and service robots.